Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information

From time to time, the Company grants stock options to its employees, including the NEOs. Historically, the Company has granted new-hire option awards on or soon after a new hire’s employment start date and annual refresh employee option grants at the beginning of the calendar year. The Company’s typical practice is to grant new-hire option awards on the first trading day of the month following the month in which the options are approved and to grant annual refresh employee option awards via unanimous written consent in the first few days of the calendar year. Also, non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the Board of Directors and on the date of each annual meeting of the Company’s stockholders, respectively, pursuant to our amended and restated director compensation policy (the “Director Compensation Policy”), as further described under the heading, “Non-Employee Director Compensation” below. The Company does not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features. Because the Compensation Committee (or the Board of Directors, as applicable) has a practice of generally granting stock options on the first trading day of the month following the month in which the options are approved for grants to newly hired employees, and at the beginning of the calendar year for annual refresh option grants, the Compensation Committee (or the Board of Directors, as applicable) generally does not take material nonpublic information (“MNPI”) into account when determining the timing of awards and it does not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.

All stock options are granted with an exercise price that is not less than the closing price of our common stock on the grant date. For accounting purposes, if there is MNPI at the grant date, it is incorporated into the grant date fair value of the awards in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 718 (“ASC 718”) and Staff Accounting Bulletin 99.

Award Timing Method

All stock options are granted with an exercise price that is not less than the closing price of our common stock on the grant date. For accounting purposes, if there is MNPI at the grant date, it is incorporated into the grant date fair value of the awards in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 718 (“ASC 718”) and Staff Accounting Bulletin 99.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false